Equity incentive plan (Details - Incentives Unit Activity) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity Incentive Plan
Options outstanding, beginning balance	3,084,650	3,017,191	2,848,050
Options granted		214,642	176,117
Options forfeited/redeemed		(147,183)	(6,976)
Options outstanding,ending balance	3,084,650	3,084,650	3,017,191
Option outstanding, vested		2,886,439
Options Forfeited/redeemed		147,183	6,976
Options vested	2,921,918